Property and Equipment - Schedule of Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	$ 1,221
Balance at end of period	433	$ 1,221
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	375
Balance at end of period	221	375
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	23
Balance at end of period	0	23
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	7,917
Balance at end of period	6,414	7,917
Construction in progress
Property, plant and equipment
Balance at beginning of period	1
Balance at end of period	0	1
Balance at beginning of period	9,536
Balance at end of period	7,069	9,536
Cost | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	5,363	13,341
Additions, net of transfers	246	0
Disposals/Impairment	(2,215)	(2,886)
Deconsolidation of subsidiaries	(246)	(5,092)
Reclassifications	0	0
Balance at end of period	3,148	5,363
Cost | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,072	1,510
Additions, net of transfers	0	0
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	0	(438)
Reclassifications	0	0
Balance at end of period	1,072	1,072
Cost | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	917	1,419
Additions, net of transfers	11	0
Disposals/Impairment	(387)	(137)
Deconsolidation of subsidiaries	(11)	(365)
Reclassifications	0	0
Balance at end of period	530	917
Cost | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	15,165	23,964
Additions, net of transfers	0	0
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	0	(8,799)
Reclassifications	0	0
Balance at end of period	15,165	15,165
Cost | Construction in progress
Property, plant and equipment
Balance at beginning of period	1	2,803
Additions, net of transfers	0	87
Disposals/Impairment	(1)	0
Deconsolidation of subsidiaries	0	(2,871)
Reclassifications	0	(18)
Balance at end of period	0	1
Cost
Property, plant and equipment
Balance at beginning of period	22,518	43,037
Additions, net of transfers	256	87
Disposals/Impairment	(2,602)	(3,023)
Deconsolidation of subsidiaries	(256)	(17,565)
Reclassifications	0	(18)
Balance at end of period	$ 19,916	$ 22,518